Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Loss for the year	$ (89,571,559)	$ (63,592,548)	$ (15,665,634)
Adjustments for:
Depreciation of property and equipment	500,704	498,270	486,771
Depreciation of right-of-use assets	112,056	121,078	154,247
Amortization of intangible assets	6,887,185	5,675,716	2,576,922
Write-off of intangible assets			5,053,604
Finance costs	5,045,550	175,003	268,517
Finance income	(1,139,672)	(538,877)	(18,959)
Provision for employees’ end of service benefits	844,197	762,891	431,439
Revaluation of warrants liability	(173,859)	(1,624,868)	575,224
Reversal of provisions of shared-based payment reserves		(167,840)	(177,001)
Charges / (reversals) of allowance for estimated credit loss	549,564	453,643	(219,256)
Share of loss of a joint venture		8,383	213,805
Fair value of embedded derivatives	(3,597,955)	609,320
Impairment of intangible asset	15,000,000
Impairment of goodwill		600,000
Loss recognized upon liquidation of joint venture		354,595
Taxes	(106,890)	1,772,085	654,991
Government grants revenue	(1,101,295)	(1,800,478)	(2,325,960)
Total adjustments to reconcile profit (loss)	(66,752,030)	(56,693,627)	(7,991,290)
Working capital changes:
Trade and other receivables	(3,348,592)	(3,668,031)	4,251,321
Other assets	(56)
Due from related parties	838,301	(491,340)	(107,699)
Contract assets	(2,018,926)	(4,261,712)	958,998
Trade and other payables	2,694,696	(296,206)	(317,879)
Contract liabilities	1,326,168	520,860	(1,077,617)
Due to shareholders and related parties	31,511,669	17,987,634	1,706,189
Cash flow used in operations	(35,748,714)	(46,902,422)	(2,577,977)
Income tax paid	(305,397)	(877,425)	(930,211)
End of service benefits paid	(194,037)	(38,743)	(301,115)
Net cash flows used in operating activities	(36,248,148)	(47,818,590)	(3,809,303)
INVESTING ACTIVITIES
Purchase of property and equipment	(101,681)	(45,756)	(98,534)
Additions of intangible assets	(688,970)	(1,248,325)	(1,212,144)
Cash proceeds from liquidation of joint venture		256,712
Payment related to fractional share settlement	(38)
Net cash flows used in investing activities	(790,689)	(1,037,369)	(1,310,678)
FINANCING ACTIVITIES
Payments of lease liabilities	(173,607)	(157,239)	(233,612)
Proceeds of loans and borrowings	43,000,000	12,000,000	5,000,000
Receipt of government grants	1,279,547	1,938,980	3,544,435
Proceeds from acquisition of assets		41,499,983
Proceeds from issuance of private warrants		1,025,749
Finance costs paid	(99,288)	(81,284)	(91,447)
Finance income received	1,139,672	538,877	18,959
Net cash flows generated from financing activities	45,146,324	56,765,066	8,238,335
INCREASE IN CASH AND CASH EQUIVALENTS	8,107,487	7,909,107	3,118,354
Cash and cash equivalents at January 1	14,140,792	6,231,685	3,113,331
CASH AND CASH EQUIVALENTS AT DECEMBER 31	22,248,279	14,140,792	6,231,685
Intangible assets recognized upon acquisition of assets		95,000,000
Addition of long term lease		186,597
Convertible note liability converted to equity during the year	56,956,480		5,137,000
Share based payment for service provider			2,850,000
Issuance of shares to Board of Directors			$ 195,000